Stock Option Plan - Summary of Stock Option (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of detailed information about share based payment arrangements [abstract]
Weighted-average stock price on exercised stock options	$ 101.46	$ 117.09